PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2021
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

			Machinery,
			equipment and	Work in
	Lands	Buildings	facilities	progress	Other (1)	Total
Average rate %		4.08	5.84		16.26

Cost
Balance as of December 31, 2019	10,321,574	8,767,789	42,520,577	969,701	933,326	63,512,967
Additions	2,274	2,825	194,086	1,289,738	14,332	1,503,255
Write-offs	(213,399)	(26,564)	(92,915)	(18,853)	(25,189)	(376,920)
Transfer and other (2)	(198,144)	459,084	562,747	(1,357,202)	137,126	(396,389)
Balance as of December 31, 2020	9,912,305	9,203,134	43,184,495	883,384	1,059,595	64,242,913
Additions	2,815		112,649	551,809	3,315	670,588
Write-offs	(445,513)	(639)	(50,917)		(1,499)	(498,568)
Transfer and other (2)	289,585	107,868	403,440	(599,685)	15,851	217,059
Balance as of June 30, 2021	9,759,192	9,310,363	43,649,667	835,508	1,077,262	64,631,992

Depreciation
Balance as of December 31, 2019		(2,979,916)	(18,850,386)		(561,720)	(22,392,022)
Additions		(291,862)	(2,390,583)		(110,012)	(2,792,457)
Write-offs		25,992	64,397		8,067	98,456
Balance as of December 31, 2020		(3,245,786)	(21,176,572)		(663,665)	(25,086,023)
Additions		(172,259)	(1,165,276)		(59,697)	(1,397,232)
Write-offs		164	41,039		318	41,521
Transfer and other (2)		(113)	481		159	527
Balance as of June 30, 2021		(3,417,994)	(22,300,328)		(722,885)	(26,441,207)

Book value
Balance as of December 31, 2020	9,912,305	5,957,348	22,007,923	883,384	395,930	39,156,890
Balance as of June 30, 2021	9,759,192	5,892,369	21,349,339	835,508	354,377	38,190,785

1)	Includes vehicles, furniture and utensils and computer equipment.
2)	Includes transfers carried out between the items of property, plant and equipment, intangible, inventories and assets held for sale (Note 1.2.2).